STOCK OPTION ACTIVITY (Details) {Stockholder Equity}	9 Months Ended
Sep. 30, 2015 shares
Number of Shares
Stock option Outstanding	2,583,744
Stock option Granted	6,950,000
Stock option Forfeited/Cancelled/Expired	(551,947)
Stock option Outstanding	8,981,797
Stock option Exercisable	3,159,218
Weighted-average Exercise Price
Stock option Outstanding	0.81
Stock option Granted	0.1
Stock option Forfeited/Cancelled/Expired	0.41
Stock option Outstanding	0.28
Stock option Exercisable	0.44
Weighted-average Remaining Contractual Term (years)
Stock option Outstanding	8.98
Stock option Exercisable	8.55
Aggregate Intrinsic Value
Stock option Outstanding	0